Basis of preparation	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
A.1. International financial reporting standards (IFRS)
The consolidated financial statements cover the twelve-month periods ended December 31, 2022, 2021 and 2020.
In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Sanofi has presented its consolidated financial statements in accordance with IFRS since January 1, 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of December 31, 2022.
The consolidated financial statements of Sanofi as of December 31, 2022 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the European Union as of December 31, 2022.
IFRS as endorsed by the European Union as of December 31, 2022 are available under the heading “IFRS Financial Statements” via the following web link:
https://www.efrag.org/Endorsement.
The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation.
A.2. New standards, amendments and interpretations
A.2.1. New standards applicable from January 1, 2022
The following amendments are applicable from January 1, 2022, and have had no material impact: “Reference to the Conceptual Framework” (amendment to IFRS 3); “Proceeds before Intended Use” (amendment to IAS 16); “Onerous Contracts — Cost of Fulfilling a Contract” (amendment to IAS 37); and “Annual Improvements to IFRS standards 2018-2020”.
As a reminder, Sanofi adopted in its consolidated financial statements for the year ended December 31, 2021 the IFRS IC final agenda decision (published in the March 2021 IFRS IC update) clarifying how to account for costs of configuring or customising a supplier’s application software in a Software as a Service (SaaS) arrangement, which requires such costs to be recognized as an expense.
A.2.2. New pronouncements issued by the IASB and applicable from 2023 or later
This note describes standards, amendments and interpretations issued by the IASB that will have mandatory application in 2023 or subsequent years, and Sanofi’s position regarding future application.
On February 12, 2021, the IASB issued “Disclosure of Accounting Policies”, an amendment to IAS 1, and “Definition of Accounting Estimates”, an amendment to IAS 8. On May 7, 2021, the IASB issued an amendment to IAS 12, relating to deferred tax assets and liabilities arising from a single transaction. Sanofi does not expect a material impact from those amendments, which are applicable at the earliest from January 1, 2023, and will not early adopt them.
On September 22, 2022, the IASB issued an amendment to IFRS 16 (Leases), relating to lease liabilities in a sale-and-leaseback arrangement, which is applicable at the earliest from January 1, 2024 (subject to endorsement by the European Union); it will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt it.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1, and then on October 31, 2022 issued “Non-current Liabilities with Covenants”, a further amendment to IAS 1. The amendments are applicable at the earliest from January 1, 2024 (subject to endorsement by the European Union); they will not have a material impact on the Sanofi financial statements, and Sanofi will not early adopt them.
IFRS 17 (Insurance Contracts), issued on May 18, 2017 and applicable on or after January 1, 2023, will not apply to the Sanofi consolidated financial statements because the insurance activities carried on by Sanofi's captive insurance companies are internal within the Sanofi group (the sole policyholders being subsidiaries of Sanofi), and hence are eliminated on consolidation.
A.3. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date of the finalization of the financial statements. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions (see Notes B.13. and D.23.);
•impairment of property, plant and equipment and intangible assets (see Notes B.6. and D.5.);
•the valuation of goodwill and the valuation and estimated useful life of acquired intangible assets (see Notes B.3.2., B.4., D.4. and D.5.);
•the measurement of contingent consideration receivable in connection with asset divestments (see Notes B.8.5. and D.12.) and of contingent consideration payable (see Notes B.3. and D.18.);
•the measurement of financial assets at amortized cost (see Note B.8.5.);
•the amount of post-employment benefit obligations (see Notes B.23. and D.19.1.);
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks (see Notes B.12., B.19., B.20., D.19. and D.22.); and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences (see Notes B.22. and D.14.).
Actual results could differ from these estimates.
A.4. Hyperinflation
In 2022, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. In 2018, following changes to the Venezuelan foreign exchange system, the “DICOM” rate was replaced by the “PETRO” rate (with a floating US dollar/bolivar parity) and the strong bolivar (“VEF”) was replaced by the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Finally, in October 2021 a new currency called the “Digital Bolivar” (VED) was introduced at a rate of 1 VED to 1,000,000 sovereign bolivars. Consequently, the contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
Since the beginning of 2022, inflation in Turkey has increased significantly and the cumulative inflation rate over the past three years has been above 100% since the end of February 2022. Qualitative indicators following the deterioration of the economic situation and exchange controls also support the consensus conclusion that Turkey is a hyperinflationary country from 2022. Consequently, Sanofi has since January 1, 2022 treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
A.5. Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK
On February 18, 2020, Sanofi and the US Department of Health and Human Services extended their research and development partnership to leverage Sanofi’s previous development work on a SARS vaccine to attempt to unlock a fast path forward for developing a COVID-19 vaccine. Under the terms of the collaboration, the Biomedical Advanced Research and Development Authority (BARDA), part of the Office of the Assistant Secretary for Preparedness and Response within the US Department of Health and Human Services, is helping to fund the research and development undertaken by Sanofi.
On April 14, 2020, Sanofi and GlaxoSmithKline (GSK) entered into a collaboration agreement to develop a recombinant COVID-19 vaccine candidate, with Sanofi contributing its S‑protein COVID-19 antigen (based on recombinant DNA technology) and GSK contributing its pandemic adjuvant technology. Sanofi is leading clinical development and the registration process for the vaccine.
On July 31, 2020, the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK was selected by the US government’s Operation Warp Speed (OWS) program. Under the OWS, the US government is providing funds to support further development of the vaccine, including clinical trials and scaling-up of manufacturing capacity. Initially, the agreement also provided for the supply of 100 million doses of the vaccine, with payment due at the time vaccine doses are provided.
Sanofi has recognized the funding received from the US government as a deduction from the development expenses incurred, in accordance with IAS 20 (Accounting for Government Grants and Disclosure of Government Assistance).
The amount of government aid received from the US federal government and BARDA and recognized as a deduction from development expenses and other operating expenses was €265 million in 2022, compared with €147 million in 2021 and an immaterial amount in 2020.
In September 2020, Sanofi and GSK signed pre-order contracts with the Canadian and UK governments and with the European Union for doses of the vaccine candidate. During 2021, Sanofi and GSK contractualized with the Canadian and UK governments and with the European Union on the number of doses ordered.
On December 15, 2021, Sanofi and GSK announced positive preliminary data on their COVID-19 booster vaccine candidate and indicated that their Phase III trial was to continue, based on recommendations from an independent monitoring board.
On November 10, 2022, in line with the positive opinion issued by the Committee for Medicinal Products for Human Use (CHMP) of the European Medicines Agency, the European Commission approved VidPrevtyn® Beta vaccine as booster for the prevention of COVID-19 in adults aged 18 years and older. Designed to provide broad protection against multiple variants, this protein-based COVID-19 booster vaccine is based on the Beta variant antigen and includes GSK’s pandemic adjuvant. VidPrevtyn® Beta is indicated as a booster for active immunization against SARS-CoV-2 in adults who have previously received an mRNA or adenoviral COVID-19 vaccine.
On December 21, 2022, following the European Commission approval, the Medicines and Healthcare Products Regulatory Agency (MHRA) approved VidPrevtyn® Beta vaccine for the prevention of COVID-19 in adults aged 18 and over within the UK.
As of December 31, 2022, there had been no material change in the commitments entered into by the United States in 2020, or in the pre-order arrangements with Canada, the United Kingdom and the European Union.
In accordance with IFRS 15 (see Note B.13.1.), Sanofi recognizes revenue when control over the product is transferred to the customer (for vaccines, transfer of control is determined by reference to the terms of release and acceptance of batches of vaccine). Payments received subsequent to signature of vaccine pre-order contracts relating to doses not yet delivered are customer contract liabilities (i.e. an obligation for the entity to supply goods to a customer, for which consideration has been received from the customer). They are presented within “Customer contract liabilities” in the balance sheet (see Note D.19.5.), and within “Net change in other current assets and other current liabilities” in the statement of cash flows.
As of December 31, 2022, customer contract liabilities amounted to €264 million, compared with €319 million as of December 31, 2021 (see Note D.19.5., “Current provisions and other current liabilities”). The portion of the December 31, 2021 balance recognized in profit or loss during 2022 was €85 million (no amounts were recognized in profit or loss during 2021).
A.6. Effects of climate change
Risks associated with climate change as assessed to date, and the commitments made by Sanofi on carbon neutrality and cutting greenhouse gas emissions, do not have a material impact on the financial statements.
Risks associated with trends in carbon costs, raw material shortages, supply chain disruption, etc. have been taken into account in the measurement of assets and liabilities.
A.7. War in Ukraine
The conflict triggered by the Russian invasion of Ukraine on February 24, 2022 led to the imposition of sanctions by the European Union and other countries. While complying with those sanctions inherent to its operations, Sanofi continues to carry on commercial and industrial activities in Russia under its direct control so as to meet patient needs. In 2022, Sanofi generated net sales of €674 million in Russia (compared with €575 million in 2021 and €641 million in 2020), representing 1.6% of consolidated net sales.
The conflict had no material direct or indirect impact on the financial statements ended December 31, 2022. Sanofi will continue to monitor the situation, and will update its estimates and assumptions accordingly